Subsequent Events (Details) - Subsequent Event [Member]	Aug. 04, 2022 USD ($) $ / shares shares	Aug. 03, 2022	Jul. 27, 2022 USD ($) $ / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 21, 2022 USD ($) $ / shares shares	Jul. 07, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Feb. 14, 2022 USD ($) $ / shares shares	Jan. 07, 2022 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Number of Notes Payable						2
Proceeds from Issuance of Debt	$ 25,000					$ 270,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%					10.00%
Debt Instrument, Face Amount	$ 29,412					$ 317,647	$ 750,000		$ 175,000
Class of Warrant or Rights, Granted (in Shares) | shares	12,059					130,235	750,000
Stockholders' Equity, Other Shares (in Shares) | shares	12,059					130,235
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.25					$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.5					$ 0.5	$ 0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	6 months					6 months
Debt Instrument, Maturity Date	Feb. 03, 2023
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares										$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares										3,179,650
Proceeds from Notes Payable							$ 675,000	$ 616,250
Stock Issued During Period, Value, Other							$ 430,000
Stock Issued During Period, Shares, Other (in Shares) | shares							1,720,000
Debt Instrument, Fee							Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity
Debt Instrument, Unamortized Discount							$ 75,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	18.00%					18.00%
Accounts Payable [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount										$ 500,000
Interest and Penalties [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount										$ 294,912.56
Schrier Note [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Maturity Date, Description						maturity date that is the earlier of (i) January 8, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
William Mackay Note [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Maturity Date, Description						maturity date that is the earlier of (i) August 8, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Michael C Howe Living Trust Note [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt					$ 255,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Maturity Date, Description					maturity date that is the earlier of (i) October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt Instrument, Face Amount					$ 300,000
Class of Warrant or Rights, Granted (in Shares) | shares					123,000
Stockholders' Equity, Other Shares (in Shares) | shares					123,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares					$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					6 months
Michael C Howe Living Trust Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					18.00%
Juan Carlos Iturregui Note [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt					$ 25,000
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Maturity Date, Description					maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt Instrument, Face Amount					$ 29,412
Class of Warrant or Rights, Granted (in Shares) | shares					12,059
Stockholders' Equity, Other Shares (in Shares) | shares					12,059
Shares Issued, Price Per Share (in Dollars per share) | $ / shares					$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 0.5
Juan Carlos Iturregui Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					18.00%
Erik Scott Nommsen Note [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt				$ 50,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Debt Instrument, Maturity Date, Description				maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt Instrument, Face Amount				$ 58,823
Class of Warrant or Rights, Granted (in Shares) | shares				24,117
Stockholders' Equity, Other Shares (in Shares) | shares				24,117
Shares Issued, Price Per Share (in Dollars per share) | $ / shares				$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				6 months
Erik Scott Nommsen Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
James H Caplan Note [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt			$ 50,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Maturity Date, Description			maturity date that is the earlier of (i) January 21, 2023, or (ii) five business days after the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt Instrument, Face Amount			$ 58,823
Class of Warrant or Rights, Granted (in Shares) | shares			24,117
Stockholders' Equity, Other Shares (in Shares) | shares			24,117
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.25
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			6 months
James H Caplan Note [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			18.00%
Diamond Note 4 [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Maturity Date, Description		maturity date of the Diamond Note 4 to the earlier of (i) October 10, 2022, and on October 7, 2022 this date was extended to November 30, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market
Jack Enright [Member]
Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt	$ 102,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Face Amount	$ 120,000
Stockholders' Equity, Other Shares (in Shares) | shares	49,200
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.25
Debt Instrument, Maturity Date	Feb. 03, 2023
Jack Enright [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	18.00%
Note Dated February 14, 2022 [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Term									6 months
Proceeds from Notes Payable									$ 148,750
Debt, Default Interest Rate									18.00%
Note Dated February 14, 2022 [Member] | Warrants at $0.50 [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares									367,500
Warrants and Rights Outstanding, Term									5 years
Note Dated February 14, 2022 [Member] | Warrants at $0.75 [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares									367,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 75
Warrants and Rights Outstanding, Term									5 years
Diamond Note [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Maturity Date, Description							maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000
Debt Instrument, Face Amount							$ 235,294
Class of Warrant or Rights, Granted (in Shares) | shares							200,000
Proceeds from Notes Payable							$ 200,000
Warrants and Rights Outstanding, Term							5 years
Short-Term Debt, Interest Rate Increase							18.00%
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares								411,000
Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares								1,271,000